Shareholders' Equity (Summary of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Options outstanding
Number of shares unexercised as of December 31, 2014	980,240
Options exercisable
Number of exercisable shares as of December 31, 2014	643,721
1.00-2.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 1.00
Rates of exercise prices in US$, upper limit	$ 2.99
Options outstanding
Number of shares unexercised as of December 31, 2014	132,608
Options outstanding, weighted average remaining contractual life	5 years 8 months 12 days
Average exercise price	$ 1.31
Options exercisable
Number of exercisable shares as of December 31, 2014
Average exercise price
3.00-3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 3.00
Rates of exercise prices in US$, upper limit	$ 3.80
Options outstanding
Number of shares unexercised as of December 31, 2014	502,600
Options outstanding, weighted average remaining contractual life	1 year 10 months 20 days
Average exercise price	$ 3.56
Options exercisable
Number of exercisable shares as of December 31, 2014	441,987
Average exercise price	$ 3.59
4.00-5.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 4.00
Rates of exercise prices in US$, upper limit	$ 5.44
Options outstanding
Number of shares unexercised as of December 31, 2014	337,192
Options outstanding, weighted average remaining contractual life	3 years 1 month 13 days
Average exercise price	$ 4.28
Options exercisable
Number of exercisable shares as of December 31, 2014	193,894
Average exercise price	$ 4.25
7.50-9.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 7.50
Rates of exercise prices in US$, upper limit	$ 9.84
Options outstanding
Number of shares unexercised as of December 31, 2014	1,500
Options outstanding, weighted average remaining contractual life	1 year 10 months 10 days
Average exercise price	$ 9.60
Options exercisable
Number of exercisable shares as of December 31, 2014	1,500
Average exercise price	$ 9.60
10.24-14.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Rates of exercise prices in US$, lower limit	$ 10.24
Rates of exercise prices in US$, upper limit	$ 14.88
Options outstanding
Number of shares unexercised as of December 31, 2014	6,340
Options outstanding, weighted average remaining contractual life	1 year 3 months 4 days
Average exercise price	$ 14.88
Options exercisable
Number of exercisable shares as of December 31, 2014	6,340
Average exercise price	$ 14.88